Cover	Jul. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 27, 2023
Entity File Number	001-41759
Entity Registrant Name	SURF AIR MOBILITY INC.
Entity Central Index Key	0001936224
Entity Tax Identification Number	36-5025592
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12111 S. Crenshaw Blvd.
Entity Address, City or Town	Hawthorne
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90250
City Area Code	310
Local Phone Number	365-3675
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SRFM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Amendment Description	On August 2, 2023, Surf Air Mobility, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) reporting the completion of the previously announced acquisition of Southern Airways Corporation, a Delaware corporation (“Southern”). In that filing, the Company indicated that it would amend the Original 8-K at a later date to include any financial statements and any pro forma financial information required by Item 9.01 of Form 8-K. This amendment to the Original 8-K is being filed to provide such financial statements and financial information, which are attached to this report as Exhibit 99.1, Exhibit 99.2, Exhibit 99.3, and Exhibit 99.4.